Leases - Summary of Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
2021	$ 930	$ 1,761
2022	1,790	1,655
2023	1,677	1,655
2024	1,655	1,655
2025	1,642	1,642
Total future undiscounted minimum lease payments	$ 10,534	$ 11,208
Minimum [Member]
Lessee Lease Description [Line Items]
2021			$ 712
2022			766
2023			763
2024			762
2025			762
Thereafter			1,708
Total future undiscounted minimum lease payments			$ 5,473